Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,498,957,500.00
Previously Paid Amount	0.00
Total Fee Amount	207,006.03
Total Offset Amount	0.00
Net Fee	207,006.03
Narrative - Max Aggregate Offering Price	$ 1,498,957,500.00
Final Prospectus	true